Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
Schedule of Fair value of Company’s Share Options Granted

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	Six months ended June 30, 2025

Risk-free interest rate	4.21 – 4.04%
Expected volatility	79.56- 79.82%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	0.018-0.013

Schedule of Company's Option Activity

The following table summarizes the Company’s options activity during the six months ended June 30, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value	weighted average of the grant date fair value

Outstanding at December 31, 2024	124,829,000	$0.03	7.1	-	-
Grants	24,000,000	$0.01	10	-	$0.00
Expired	(30,000)	-	-	-	-

Outstanding at June 30, 2025	148,799,000	$0.03	7.1	-	-

Vested and expected to vest at June 30, 2025	148,799,000	$0.03	7.1	-	-

Exercisable at June 30, 2025	60,283,375	$0.06	5.8	-	-

Schedule of Expenses Recognized Financial Statements

Share based expenses recognized in the financial statements:

	Six months ended June 30
	2025	2024

Research and development	$30	$34
General and administrative (*)	221	159

	$251	$193

(*)	Included $141 and $113 value of shares issued to Company’s service provider for the six month ended June 30, 2025 and 2024, respectively. see also Note 5(3).

Schedule of Information Regarding Outstanding Warrants to Purchase Shares

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2025:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2020	23,838,038	$0.12
December 2021	10,500,000	$0.07
January 2023	28,636,500	$0.02
November 2023	771,366,900	$0.00
August 2024	1,774,285,800	$0.01
April 2025	52,500,000	$0.01

	2,661,127,238